Subsequent events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		1 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 05, 2013	Jun. 30, 2014	Apr. 28, 2015	Feb. 28, 2015	Mar. 31, 2015	Apr. 28, 2015
Subsequent Event [Line Items]
Number of options granted	721,600	3,833,000	1,312,500
Options granted, weighted average exercise price	$ 18.20	$ 3.07	$ 2.30
Income tax paid	$ 1,194
Shares issued, value		210,421
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Shares issued				27,064,706
Tencent [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Shares issued					36,805,000
Wanglin [Member]
Subsequent Event [Line Items]
Income tax paid	1,194
Restricted Share Units [Member]
Subsequent Event [Line Items]
Number of restricted shares/share units granted	948,600
Subsequent Event [Member] | Tencent [Member] | Ordinary shares [Member]
Subsequent Event [Line Items]
Shares issued						15,384,616
Shares issued, value						400,000
Shares issued, price per share						$ 26.00			26.00
Subsequent Event [Member] | Driving Service Company [Member]
Subsequent Event [Line Items]
Percentage of equity interests acquired							100.00%
Total cash consideration given							22,793
Subsequent Event [Member] | Anjuke Inc. [Member]
Subsequent Event [Line Items]
Percentage of equity interests acquired							100.00%
Total cash consideration given							160,171
Subsequent Event [Member] | Anjuke Inc. [Member] | Ordinary shares [Member]
Subsequent Event [Line Items]
Number of shares issued for acquisition							5,087,585
Subsequent Event [Member] | To8to [Member]
Subsequent Event [Line Items]
Total cash consideration given								33,722
Subsequent Event [Member] | Ganji [Member] | Ordinary shares [Member]
Subsequent Event [Line Items]
Number of shares issued for acquisition						34,039,136
Total cash consideration given						$ 412,237
Subsequent Event [Member] | 58 Daojia [Member]
Subsequent Event [Line Items]
Number of options granted									10,651,000
Subsequent Event [Member] | Wanglin [Member]
Subsequent Event [Line Items]
Preferential tax treatment for "software enterprises", description						a two-year EIT exemption and followed by a three year 50% EIT reduction on its taxable income, effective retroactively from January 1, 2014
Subsequent Event [Member] | Restricted Shares [Member] | 58 Daojia [Member]
Subsequent Event [Line Items]
Number of restricted shares/share units granted									9,100,000
Subsequent Event [Member] | 2013 Plan [Member]
Subsequent Event [Line Items]
Increase of the option pool size of 2013 Plan						7,000,000
Subsequent Event [Member] | 2013 Plan [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Number of options granted						7,000
Options granted, weighted average exercise price							$ 18.68
Subsequent Event [Member] | 2013 Plan [Member] | Maximum [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Number of options granted							201,600
Subsequent Event [Member] | 2013 Plan [Member] | Restricted Share Units [Member]
Subsequent Event [Line Items]
Number of restricted shares/share units granted						432,000	392,308